Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2018	Dec. 31, 2017
South Africa [member]
Disclosure of Provisions [line items]
Inflation rate	5.50%	5.50%
Discount rate	10.00%	9.80%
Ghana [member]
Disclosure of Provisions [line items]
Inflation rate	2.20%	2.20%
Discount rate	10.30%
Australia [member]
Disclosure of Provisions [line items]
Inflation rate	2.50%	2.50%
Peru [member]
Disclosure of Provisions [line items]
Inflation rate	2.20%	2.20%
Discount rate	4.20%	3.80%
CHILE
Disclosure of Provisions [line items]
Inflation rate	2.20%
Discount rate	3.60%
Bottom of range [member] | Ghana [member]
Disclosure of Provisions [line items]
Discount rate		9.20%
Bottom of range [member] | Australia [member]
Disclosure of Provisions [line items]
Discount rate	2.30%	2.60%
Top of range [member] | Ghana [member]
Disclosure of Provisions [line items]
Discount rate		9.30%
Top of range [member] | Australia [member]
Disclosure of Provisions [line items]
Discount rate	2.50%	2.90%